Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Summary of other assets

	December 31, 2023	December 31, 2022

Long-term value added tax and other taxes recoverable	$74,495	$55,394
Prepaid forestry fees	1,403	1,403
Prepaid loan costs	3,175	1,487
Investment in marketable securities and debt securities	105,966	61,611
Other	170	170
	$185,209	$120,065